Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 509		$ 257
AB InBev's net capital expenditures in the statement of cash flow	$ 1,350	$ 1,684
Lease agreement term	27 years
Additions to right of use assets	$ 169	$ 228
Assets to which significant restrictions apply	$ 0		$ 0
Bottom of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period (in years)	6
Top of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period (in years)	8 years
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	34.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	51.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improving administrative capabilities and for the purchase of hardware and software	15.00%
Property, plant and equipment subject to operating leases [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period (in years)	five
Property, plant and equipment subject to operating leases [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease initial period (in years)	ten years